Other financial assets - narrative (Details) - EUR (€) € in Millions	Mar. 21, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Available-for-sale investments		€ 23	€ 151
CNHI
Disclosure of financial assets [line items]
Available-for-sale investments			€ 132
Available-for-sale investment
Disclosure of financial assets [line items]
Number of shares of investment sold (in shares)	15,948,275
Ownership interest in investment sold	1.17%
Proceeds from sale of investment	€ 144
Number of special voting shares expired (in shares)	15,948,275